Property, Plant, and Equipment	3 Months Ended
Jun. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]
Note 4 - Fixed assets

Fixed assets as of June 30, 2011 and December 31, 2010, consisted of the following:

	June 30, 2011	December 31, 2010
Computer equipment	$4,806	$4,806
Accumulated Depreciation	(4,806)	(4,806)
	$-	$-

During the six months ended June 30, 2011 and 2010, the Company recorded depreciation expenses of $0 and $375, respectively.